UNITED STATES           FILE NO. 33-47287
       SECURITIES  AND   EXCHANGE COMMISSION
   WASHINGTON, D.C. 20549                   FILE NO. 811-6637

                            FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

  Pre-Effective    Amendment  No.
      Post      Effective      Amendment      No.          26
|X|

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT  OF  1940
|X|

                  Amendment              No.                   27
|X|

                        THE BRINSON FUNDS
                        =================
       (Exact name of Registrant as Specified in Charter)

209 South LaSalle Street
Chicago,                                                 Illinois
60604-1295
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(Address        of       Principal       Executive       Offices)
(Zip Code)

Registrant's    Telephone    Number,    including    Area    Code
312-220-7100

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                        The Brinson Funds
                    209 South LaSalle Street
                  Chicago, Illinois 60604-1295
                  ----------------------------
             (Name and Address of Agent for Service)

COPIES TO:             Bruce G. Leto, Esq.
              Stradley, Ronon, Stevens & Young, LLP
                    2600 One Commerce Square
                   Philadelphia, PA 19103-7098

          APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
AS SOON AS PRACTICAL AFTER THE EFFECTIVE DATE OF THIS REGISTRATION
                           STATEMENT.
        IT IS PROPOSED THAT THIS FILING BECOME EFFECTIVE:

| |       IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (b)

|X|       ON MAY 3, 1999, PURSUANT TO PARAGRAPH (b)
                   ------

| |       60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a)(1)

| |       ON (DATE) PURSUANT TO PARAGRAPH (a)(1)
                  ------

| |       75 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a)(2)

| |       ON (DATE) PURSUANT TO PARAGRAPH (a)(2) OF RULE 485.
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IF APPROPRIATE, CHECK THE FOLLOWING BOX:

|X|       THIS  POST-EFFECTIVE  AMENDMENT  DESIGNATES   A   NEW
          EFFECTIVE DATE FOR A
          PREVIOUSLY FILED POST-EFFECTIVE AMENDMENT.

=================================================================
==========

  Parts A, B and C
  The Brinson Funds
  The Prospectuses, Statement of Additional Information and Part C of the Registrant are hereby incorporated by reference into this Post-Effective Amendment No. 26 from Post-Effective Amendment No. 25 filed on March 1, 1999 (Accession #0000950131-99-001186).

=================================================================
==========

                           SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused Post-Effective Amendment No. 26/27 to this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and the Commonwealth of Massachusetts, on the 29th day of April, 1999.

                        THE BRINSON FUNDS

                     By: E. Thomas McFarlan*
                            President


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

E. THOMAS MCFARLAN*
E. Thomas McFarlan          April 29, 1999
President

WALTER E. AUCH*
Walter E. Auch              April 29, 1999
Trustee

EDWARD M. ROOB*
Edward M. Roob              April 29, 1999
Trustee

FRANK K. REILLY*
Frank K. Reilly             April 29, 1999
Chairman and Trustee

CAROLYN M. BURKE*
Carolyn M. Burke            April 29, 1999
Treasurer, Principal Accounting Officer


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*By:  /s/ Lloyd Lipsett,
      --------------------
      as Attorney-in-Fact and Agent pursuant to Power of Attorney